Financial instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Carrying value, long-term debt	$ 3,691,800,000	$ 4,282,800,000
Carrying amount, gross	3,736,700,000	4,345,500,000
Amount that would be settled in cash in the next 12 months if interest rate remain same	891,000
Amount that would be receive in cash in the next 12 months if interest rate remain same	32,721,000
Derivative asset liability subject to master netting arrangement	0	0
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings	1,019,000
Other financing arrangements (note 16)	1,940,300,000	1,239,300,000
Other Financing Arrangements
Derivative [Line Items]
Carrying value, long-term debt	2,119,700,000
Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value of other financing arrangements excluding deferred financing fees	2,061,863,000	1,419,508,000
Fair Value, Inputs, Level 2 | Other Financing Arrangements
Derivative [Line Items]
Other financing arrangements (note 16)	2,119,657,000	1,363,098,000
Senior Unsecured Notes
Derivative [Line Items]
Carrying amount, gross	1,302,400,000	1,302,400,000
Senior Unsecured Notes | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	1,302,350,000	1,302,350,000
Fair value, long-term debt	1,284,702,000	1,349,212,000
Exchangeable Notes | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	201,250,000	196,177,000
Fair value, long-term debt	195,478,000	209,566,000
Carrying amount, gross	201,250,000	201,250,000
Senior Secured Notes
Derivative [Line Items]
Carrying amount, gross	1,000,000,000	500,000,000.0
Senior Secured Notes | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	1,000,000,000
Fair value, long-term debt	937,455,000
Revolving Credit Facilities and Term Loan Credit Facilities | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees	1,166,673,000	2,326,568,000
Revolving Credit Facilities and Term Loan Credit Facilities | Line of Credit | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	$ 1,232,988,000	$ 2,341,879,000